Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets

Cost	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Cost as of January 1, 2023	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Additions (1)	—	—	4	385	963	25	1,377
Transfer	(224)	—	224	307	(708)	401	—
Disposals	—	(2)	—	(1)	—	(61)	(64)
Effect of movements in exchange rates	(1,568)	(916)	44	(77)	(30)	(158)	(2,705)
Changes in value on the recognition of inflation effects	—	—	—	—	—	70	70
Cost as of December 31, 2023	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290

Cost as of January 1, 2024	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290
Additions (1)	—	—	30	223	1,224	628	2,105
Transfer	—	—	—	637	(835)	198	—
Disposals	—	—	(50)	(21)	—	—	(71)
Effect of movements in exchange rates	(85)	(328)	15	39	3	25	(331)
Changes in value on the recognition of inflation effects (2)	—	—	—	256	(5)	(118)	133
Cost as of December 31, 2024	Ps. 74,622	Ps. 22,012	Ps. 1,309	Ps. 8,010	Ps. 1,954	Ps. 2,219	Ps. 110,126

Cost as of January 1, 2025	Ps. 74,622	Ps. 22,012	Ps. 1,309	Ps. 8,010	Ps. 1,954	Ps. 2,219	Ps. 110,126
Additions (1)	—	—	—	18	2,103	120	2,241
Transfer	—	—	—	45	(1,402)	1,200	(157)
Disposals	—	—	(10)	(1)	—	(1)	(12)
Effect of movements in exchange rates	(402)	(156)	24	(137)	(14)	(19)	(704)
Changes in value on the recognition of inflation effects	—	—	—	54	—	—	54
Cost as of December 31, 2025	Ps. 74,220	Ps. 21,856	Ps. 1,323	Ps. 7,989	Ps. 2,641	Ps. 3,519	Ps. 111,548

Accumulated amortization	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization as of January 1, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)
Amortization expense	—	—	—	(518)	—	(318)	(836)
Disposals	—	—	—	—	—	59	59

Effect of movements in exchange rate	—	—	—	205	—	12	217
Changes in value on the recognition of inflation effects	—	—	—	(78)	—	—	(78)
Accumulated amortization as of December 31, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (5,082)	Ps. —	Ps. (1,301)	Ps. (7,128)

Accumulated amortization as of January 1, 2024	(745)	—	—	(5,082)	—	(1,301)	(7,128)
Amortization expense	—	—	—	(778)	—	(207)	(985)
Disposals	—	—	—	21	—	—	21
Effect of movements in exchange rate	—	—	—	(68)	—	39	(29)
Changes in value on the recognition of inflation effects	—	—	—	(129)	—	—	(129)
Accumulated amortization as of December 31, 2024	Ps. (745)	Ps. —	Ps. —	Ps. (6,036)	Ps. —	Ps. (1,469)	Ps. (8,250)

Accumulated amortization as of January 1, 2025	(745)	—	—	(6,036)	—	(1,469)	(8,250)
Amortization expense	—	—	—	(342)	—	(693)	(1,035)
Disposals	—	—	—	1	—	1	2
Effect of movements in exchange rate	—	—	—	132	—	8	140
Changes in value on the recognition of inflation effects	—	—	—	(49)	—	—	(49)
Accumulated amortization as of December 31, 2025	Ps. (745)	Ps. —	Ps. —	Ps. (6,294)	Ps. —	Ps. (2,153)	Ps. (9,192)

Balance as of December 31, 2023	Ps. 73,962	Ps. 22,340	Ps. 1,314	Ps. 1,794	Ps. 1,567	Ps. 185	Ps. 101,162
Balance as of December 31, 2024	Ps. 73,877	Ps. 22,012	Ps. 1,309	Ps. 1,974	Ps. 1,954	Ps. 750	Ps. 101,876
Balance as of December 31, 2025	Ps. 73,475	Ps. 21,856	Ps. 1,323	Ps. 1,695	Ps. 2,641	Ps. 1,366	Ps. 102,356

(1) Total includes Ps. 116, Ps. 257 and Ps. 359 outstanding payment to suppliers, as of December 31, 2025, 2024 and 2023, respectively.
(2) Until closing of 2023, the changes in value on the recognition of inflation effects were recognized in other amortizable.

The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 12 years.
For the year ended December 31, 2025, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 19, Ps.145 and Ps. 871, respectively.
For the year ended December 31, 2024, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 17, Ps.147 and Ps.821, respectively.
For the year ended December 31, 2023, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 12, Ps.93 and Ps.731, respectively.
Impairment Tests for Cash-Generating Units Containing Goodwill, Distribution Rights and Other indefinite lived intangible assets
For the purpose of impairment testing, goodwill, distribution rights, and other indefinite lived intangible assets are allocated and monitored on an individual country basis, which is considered to be the CGU.
The aggregate carrying amounts of goodwill, distribution rights, and other indefinite lived intangible assets allocated to each CGU are as follows:

	2025	2024
Mexico	Ps. 56,971	Ps. 57,689
Guatemala	1,608	1,695
Nicaragua	371	404
Costa Rica	1,580	1,439
Panama	1,086	1,170
Colombia	4,227	3,638
Brazil	27,996	28,199
Argentina	422	512
Uruguay	2,393	2,452
Total	Ps. 96,654	Ps. 97,198

The foregoing forecasts were projected based on actual operating results and the five- year business plan that reflect the most likely outcomes based on the current conditions of each Cash-Generating Unit (“CGU”), including macroeconomic factors. Sustainability- and climate-related risks and opportunities are incorporated into long range planning cash flows. The Company allocates resources to sustainability- and climate-related strategic initiatives through financial planning, investment prioritization, and disciplined operational execution, designed to support the implementation and continuity of its climate and sustainability strategy while strengthening business resilience across multiple time horizons. However, these forecasts may differ from actual results as time progresses. The value in use of CGUs is determined using discounted cash flows, with key assumptions including volume, long-term inflation, and the weighted average cost of capital (“WACC”). The discount rate, calculated using the WACC for each CGU, incorporates market risks, time value of money, and specific asset risks not captured in the cash flows. The WACC considers both debt and equity costs, with the cost of equity based on investor returns and the cost of debt reflecting the Company’s obligations. Market participant assumptions, including growth rates and competitive positioning, are used to estimate future performance.

The key assumptions by CGU for impairment test as of December 31, 2025 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2026-2030	Expected Volume Growth Rates 2026-2030
Mexico	8.8%	6.2%	3.9%	5.0%
Brazil	11.4%	7.2%	3.9%	3.3%
Colombia	10.5%	7.9%	3.4%	3.5%
Argentina	16.8%	11.8%	10.1%	5.2%
Guatemala	8.8%	6.8%	3.8%	7.3%
Costa Rica	10.8%	7.9%	2.3%	6.1%
Nicaragua	21.6%	14.1%	3.3%	6.2%
Panama	11.3%	8.6%	1.0%	5.6%
Uruguay	9.0%	6.8%	4.5%	4.5%

The key assumptions by CGU for impairment test as of December 31, 2024 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2025-2029	Expected Volume Growth Rates 2025-2029
Mexico	9.0%	6.3%	4.1%	5.4%
Brazil	10.9%	6.8%	3.6%	4.1%
Colombia	12.0%	7.9%	3.1%	6.6%
Argentina	16.0%	12.0%	35.1%	4.5%
Guatemala	9.5%	7.2%	4.0%	11.9%
Costa Rica	12.0%	8.5%	2.8%	6.6%
Nicaragua	23.0%	13.1%	3.5%	6.5%
Panama	11.7%	9.1%	1.8%	6.3%
Uruguay	9.5%	7.1%	5.1%	4.2%

Sensitivity to Changes in Assumptions
As of December 31, 2025, the Company performed impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

Goodwill, Distribution Rights and Other indefinite lived intangible assets

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.6p.p	-1.0%	Passes by 3.7x
Brazil	+0.9p.p	-1.0%	Passes by 1.8x
Colombia	+1.2p.p	-1.0%	Passes by 3.2x
Argentina	+2.3p.p	-1.0%	Passes by 3.7x
Guatemala	+0.7p.p	-1.0%	Passes by 5.7x
Costa Rica	+0.7p.p	-1.0%	Passes by 4.6x
Nicaragua	+3.4p.p	-1.0%	Passes by 1.4x
Panama	+0.9p.p	-1.0%	Passes by 2.1x
Uruguay	+0.2p.p	-1.0%	Passes by 3.4x
(1)     Compound Annual Growth Rate (“CAGR”)
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.